Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets
The change in intangible assets breaks down as follows:

(in thousands of euros)	As of January 1, 2020	Increases	Decreases	Transfer	As of December 31, 2020
Patents	65	—	—	—	65
Software	584	11	(5)	61	651
Intangible assets in progress	61	—	—	(61)	—
Gross book value of intangible assets	710	11	(5)	—	717
Patents	(65)	—	—	—	(65)
Software	(483)	(152)	5	(0)	(630)
Accumulated depreciation of intangible assets (1)	(548)	(152)	5	—	(695)
Net book value of intangible assets	163	(141)	—	(0)	21
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses

(in thousands of euros)	As of January 1, 2019	Increases	Decreases	Transfer	As of December 31, 2019
Patents	65	—	—	—	65
Software	293	291	—	—	584
Intangible assets in progress	—	61	—	—	61
Gross book value of intangible assets	358	353	—	—	710
Patents	(65)	—	—	—	(65)
Software	(191)	(292)	—	—	(483)
Accumulated depreciation of intangible assets (1)	(256)	(292)	—	—	(548)
Net book value of intangible assets	102	61	—	—	163
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses